Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2022	2021
Research and development claims receivable	$24,685	$23,678
Accounts receivable	121	—
Prepayments	12,337	8,713
VAT receivable	2,701	1,849
Lease and lease deposit receivable	32	68
Other assets	203	240
Grant income receivable	2	384
Other receivable	1,435	271
Deferred cost	1,494	1,073
Total prepaid expenses and other current assets	$43,010	$36,276